Subsequent Events, ATM Agreement (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 04, 2026	Feb. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 08, 2026	Jan. 07, 2026
ATM Agreement [Abstract]
Common shares, shares issued (in shares)			691,977	7,250
Net proceeds from issuance of common shares			$ 12,492	$ 4,565	$ 0
Subsequent Event [Member]
ATM Agreement [Abstract]
Common shares, shares issued (in shares)						691,977	3,460,000
Subsequent Event [Member] | ATM Agreement [Member]
ATM Agreement [Abstract]
Common stock that can be sold under ATM Agreement	$ 3,400
Common shares, shares issued (in shares)	27,500
Net proceeds from issuance of common shares		$ 42